Schedule of Investments (unaudited)	iShares® MSCI Malaysia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.3%
AMMB Holdings Bhd	6,099,637	$5,510,824
CIMB Group Holdings Bhd	18,245,512	26,565,334
Hong Leong Bank Bhd	1,709,840	7,003,079
Malayan Banking Bhd	14,277,081	30,127,071
Public Bank Bhd	38,276,500	33,353,818
RHB Bank Bhd	3,944,402	4,604,345
		107,164,471
Chemicals — 3.8%
Petronas Chemicals Group Bhd	7,361,900	10,505,528

Construction & Engineering — 2.4%
Gamuda Bhd	5,104,500	6,582,604

Diversified Telecommunication Services — 1.5%
Telekom Malaysia Bhd	3,027,000	3,999,255

Electric Utilities — 7.0%
Tenaga Nasional Bhd	6,847,312	18,969,396

Food Products — 11.1%
IOI Corp. Bhd	6,610,130	5,371,719
Kuala Lumpur Kepong Bhd	1,302,289	5,777,526
Nestle Malaysia Bhd	185,000	5,015,084
PPB Group Bhd	1,683,119	5,277,849
QL Resources Bhd	2,879,350	3,856,007
Sime Darby Plantation Bhd	5,454,955	4,928,252
		30,226,437
Gas Utilities — 3.0%
Petronas Gas Bhd	2,081,000	8,072,883

Health Care Providers & Services — 2.8%
IHH Healthcare Bhd	5,788,900	7,612,767

Hotels, Restaurants & Leisure — 3.7%
Genting Bhd	5,606,300	5,673,229
Genting Malaysia Bhd	7,806,300	4,403,043
		10,076,272
Industrial Conglomerates — 1.5%
Sime Darby Bhd	7,167,955	4,237,679

Marine Transportation — 2.3%
MISC Bhd	3,520,920	6,242,136

Metals & Mining — 4.2%
Press Metal Aluminium Holdings Bhd	9,748,800	11,598,317

Multi-Utilities — 4.9%
YTL Corp. Bhd	8,697,300	6,659,174
Security	Shares	Value

Multi-Utilities (continued)
YTL Power International Bhd	6,442,500	$6,752,684
		13,411,858
Oil, Gas & Consumable Fuels — 1.2%
Petronas Dagangan Bhd	783,600	3,296,214

Semiconductors & Semiconductor Equipment — 1.9%
Inari Amertron Bhd	7,411,200	5,132,890

Specialty Retail — 1.2%
MR DIY Group M Bhd(a)	8,694,500	3,343,328

Transportation Infrastructure — 1.9%
Malaysia Airports Holdings Bhd	2,412,900	5,097,466

Wireless Telecommunication Services — 6.1%
Axiata Group Bhd	7,242,400	4,312,999
CELCOMDIGI Bhd	9,253,500	7,491,838
Maxis Bhd(b)	6,177,700	4,769,808
		16,574,645

Total Long-Term Investments — 99.8%
(Cost: $179,854,232)		272,144,146

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	822,872	823,119
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	500,000	500,000

Total Short-Term Securities — 0.5%
(Cost: $1,323,394)		1,323,119

Total Investments — 100.3%
(Cost: $181,177,626)		273,467,265

Liabilities in Excess of Other Assets — (0.3)%		(950,472)

Net Assets — 100.0%		$272,516,793

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$626,494	$196,151	(a)	$—	$846	$(372)	$823,119	822,872	$45,341	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	250,000	(a)	—	—	—	500,000	500,000	15,781		—
					$846	$(372)	$1,323,119		$61,122		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	06/21/24	$264	$(12,323)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$69,768,442	$202,375,704	$—	$272,144,146

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,323,119	$—	$—	$1,323,119
	$71,091,561	$202,375,704	$—	$273,467,265
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(12,323)	$—	$—	$(12,323)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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